FAIR VALUE MEASUREMENT - Level 3 Roll Forward (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 507,166	$ 0
Transfer from held-to-maturity to available for sale at fair value		480,437
Additions	151,607	273,339
Cash received	(65,375)	(91,360)
Change in fair value	7,037	6,366
Credit-related impairment loss	(9,980)	(78,327)
Ending balance	$ 590,455	$ 590,455